DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Due From Related Parties [Abstract]
Due From Related Parties [Text Block]	7. DUE FROM RELATED PARTIES Due from related parties consist of the followings:
Name of related parties	December 31,	December 31,
	2011	2010
Harbin Sunshine Linen Textile Co., Ltd.	$-	$79,879